Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 15, 2022	Feb. 20, 2015	Feb. 15, 2015	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2017
Related Party Transactions (Details) [Line Items]
Principal amount		$ 106
CEO shares (in Shares)				27,699
Purchase price (in Dollars per share)				$ 4.55
Aggregate purchase consideration				$ 126
Fair value shares (in Dollars per share)		$ 0.55
Management fee			$ 5
Success-based fee						$ 150
Funding amount						4,000
Shareholder amount					$ 100
Shareholder additional amount						$ 1,847	$ 50
Aggregate amount					100
Shareholder recieved amount					$ 150
Convertible loan								$ 26
Restricted stock (in Shares)	59,200
Directors shares (in Shares)	10,000
Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Restricted stock (in Shares)	592,000
Directors shares (in Shares)	100,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Shares received (in Shares)	12,500
Chief Executive Officer [Member] | Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Shares received (in Shares)	125,000
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Shares received (in Shares)	2,500
Chief Financial Officer [Member] | Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Shares received (in Shares)	25,000